Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Change in fair value of derivative warrant liabilities	$ 1.7	$ 20.6	$ 15.3